AB Municipal Income Fund II

AB New Jersey Portfolio

Portfolio of Investments

August 31, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 100.6%
Long-Term Municipal Bonds – 100.6%
New Jersey – 82.3%
City of Jersey City NJ Series 2017-A 5.00%, 11/01/2031-11/01/2037	$1,500	$1,846,921
Hudson County Improvement Authority (County of Hudson NJ) Series 2016 5.00%, 05/01/2036	2,400	2,837,427
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2026	2,320	2,516,276
New Jersey Economic Development Authority (Bancroft Neurohealth Obligated Group) Series 2016-A 5.00%, 06/01/2041	1,000	1,118,345
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2013 5.00%, 03/01/2030	1,000	1,068,908
Series 2019 5.25%, 04/01/2026	1,000	1,209,996
New Jersey Economic Development Authority (NJ Metromall Urban Renewal, Inc.) Series 2002 6.50%, 04/01/2028	1,000	1,101,293
New Jersey Economic Development Authority (North Star Academy Charter School of Newark, Inc.) Series 2017 5.00%, 07/15/2032	1,000	1,186,143
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.00%, 01/01/2028	1,000	1,108,573
5.50%, 01/01/2027	1,000	1,122,668
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2047	2,000	2,317,054
New Jersey Economic Development Authority (Seeing Eye, Inc. (The)) Series 2017 5.00%, 06/01/2032	1,765	2,181,507
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	1,165	1,223,974
New Jersey Educational Facilities Authority (Kean University) AGM Series 2015-H 5.00%, 07/01/2034	2,500	2,885,249

	Principal Amount (000)	U.S. $ Value

New Jersey Educational Facilities Authority (Stevens Institute of Technology) Series 2020-A 5.00%, 07/01/2045	$1,000	$1,241,808
New Jersey Health Care Facilities Financing Authority Series 2013 5.25%, 07/01/2031 (Pre-refunded/ETM)	320	348,276
AGC Series 2004-A 5.25%, 07/01/2023 (Pre-refunded/ETM)	2,085	2,277,289
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2008-A 5.125%, 07/01/2022	45	45,181
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group) Series 2017-A 5.00%, 07/01/2035	1,950	2,375,182
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2035	1,835	2,240,904
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2028-06/15/2029	2,750	3,280,675
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2020-A 4.00%, 06/15/2045	1,415	1,643,576
Series 2015-A 5.25%, 06/15/2041	1,250	1,449,819
Series 2018-A 5.00%, 12/15/2035	1,750	2,185,875
Series 2022-A 5.00%, 06/15/2032(a)	1,000	1,302,723
New Jersey Turnpike Authority Series 2019-A 5.00%, 01/01/2048	680	840,471
Series 2020-D 5.00%, 01/01/2028	1,350	1,624,563
North Hudson Sewerage Authority/NJ NATL Series 2001-A Zero Coupon, 08/01/2024 (Pre-refunded/ETM)	2,625	2,571,345
Rahway Valley Sewerage Authority (The) NATL Series 2005-A Zero Coupon, 09/01/2035	3,445	2,688,388
State of New Jersey Series 2020 5.00%, 06/01/2029	3,000	3,904,689
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	2,675	3,179,030

	Principal Amount (000)	U.S. $ Value

Union County Improvement Authority (Township of Union NJ/Union County Lease) NATL Series 2003-A 5.25%, 08/15/2023	$835	$838,461
Union County Utilities Authority (County of Union NJ Lease) Series 2011-A 5.25%, 12/01/2031	3,060	3,097,928

		60,860,517

Alabama – 0.1%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 4.50%, 05/01/2032(b)	93	101,377

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(b)	145	190,406

Arizona – 0.2%
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018-A 6.00%, 07/01/2052(b)	100	120,178

Florida – 0.1%
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 5.00%, 06/01/2055	100	108,781

Guam – 3.2%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	100	104,936
Guam Power Authority Series 2017-A 5.00%, 10/01/2036-10/01/2040	805	929,187
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	720	828,799
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042(a)	440	501,586

		2,364,508

Idaho – 1.5%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant) Series 2014 5.00%, 07/15/2031	1,000	1,081,501

	Principal Amount (000)	U.S. $ Value

Illinois – 2.1%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	$305	$381,524
Metropolitan Pier & Exposition Authority Series 2015-B 5.00%, 12/15/2045	1,000	1,140,219

		1,521,743

Louisiana – 0.2%
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 10/01/2040(b)	100	134,364

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	50	59,010

Nevada – 0.1%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(b)	500	88,633

New York – 6.1%
Port Authority of New York & New Jersey Series 2012 5.00%, 07/15/2030	3,250	3,307,542
Series 2014 5.00%, 09/01/2031	1,100	1,238,208

		4,545,750

North Dakota – 0.3%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(b)	110	113,112
7.00%, 12/15/2043(b)	110	112,765

		225,877

Ohio – 0.9%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	340	395,370
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 06/01/2033	280	285,986

		681,356

Puerto Rico – 1.6%
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	155	181,766
Puerto Rico Highway & Transportation Authority AGC Series 2007-N 5.25%, 07/01/2036	145	163,227

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	$300	$309,750
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	104	91,335
Series 2019-A 4.329%, 07/01/2040	70	79,400
5.00%, 07/01/2058	305	352,384

		1,177,862

Tennessee – 0.4%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	145	144,113
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(b)	260	132,197

		276,310

Texas – 0.3%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	245	257,989

Washington – 0.5%
Kalispel Tribe of Indians Series 2018-B 5.25%, 01/01/2038(b)	210	251,861
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	100	118,945

		370,806

Wisconsin – 0.3%
UMA Education, Inc. Series 2019 5.00%, 10/01/2034(b)	200	245,062

Total Municipal Obligations (cost $68,358,794)		74,412,030

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $676,164)	676,164	$676,164

Total Investments – 101.5% (cost $69,034,958)(f)		75,088,194
Other assets less liabilities – (1.5)%		(1,120,141)

Net Assets – 100.0%		$73,968,053

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	465	01/15/2025	2.565%	CPI#	Maturity	$15,613	$—	$15,613
USD	233	01/15/2025	2.585%	CPI#	Maturity	7,625	—	7,625
USD	232	01/15/2025	2.613%	CPI#	Maturity	7,320	—	7,320
USD	2,070	01/15/2028	1.230%	CPI#	Maturity	271,120	—	271,120
USD	1,640	01/15/2028	0.735%	CPI#	Maturity	280,779	—	280,779
USD	225	01/15/2030	1.572%	CPI#	Maturity	27,197	—	27,197
USD	225	01/15/2030	1.587%	CPI#	Maturity	26,840	—	26,840
USD	370	01/15/2031	2.680%	CPI#	Maturity	3,989	—	3,989
USD	200	04/15/2032	CPI#	2.722%	Maturity	488	—	488
USD	380	02/15/2041	CPI#	2.480%	Maturity	(5,465)	—	(5,465)
USD	166	02/15/2041	CPI#	2.500%	Maturity	(1,579)	—	(1,579)
USD	164	02/15/2041	CPI#	2.505%	Maturity	(1,359)	—	(1,359)
USD	160	02/15/2041	CPI#	2.553%	Maturity	558	—	558

						$633,126	$—	$633,126

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	3,430	08/09/2022	3 Month LIBOR	1.486%	Quarterly/ Semi-Annual	$45,815	$—	$45,815
USD	249	02/05/2025	3 Month LIBOR	1.361%	Quarterly/ Semi-Annual	6,599	—	6,599
USD	561	02/06/2025	3 Month LIBOR	1.419%	Quarterly/ Semi-Annual	15,928	—	15,928
USD	1,150	01/15/2028	1.173%	3 Month LIBOR	Semi-Annual/ Quarterly	(11,539)	—	(11,539)
USD	1,600	01/15/2031	1.565%	3 Month LIBOR	Semi-Annual/ Quarterly	(40,627)	—	(40,627)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,000	01/15/2031	1.240%	3 Month LIBOR	Semi-Annual/ Quarterly	$4,784	$—	$4,784
USD	750	01/15/2031	1.456%	3 Month LIBOR	Semi-Annual/ Quarterly	(11,566)	—	(11,566)
USD	1,000	02/15/2036	3 Month LIBOR	1.576%	Quarterly/ Semi-Annual	6,790	—	6,790
USD	600	02/15/2041	3 Month LIBOR	2.166%	Quarterly/ Semi-Annual	55,842	—	55,842
USD	500	02/15/2041	3 Month LIBOR	2.166%	Quarterly/ Semi-Annual	46,580	—	46,580
USD	400	04/16/2049	3 Month LIBOR	2.746%	Quarterly/ Semi-Annual	103,121	—	103,121
USD	130	02/15/2051	1.942%	3 Month LIBOR	Semi-Annual/ Quarterly	(9,169)	—	(9,169)

						$212,558	$—	$212,558

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	1,235	10/09/2029	1.120%	SIFMA*	Quarterly	$(25,396)	$—	$(25,396)
Citibank, NA	USD	1,235	10/09/2029	1.125%	SIFMA*	Quarterly	(25,942)	—	(25,942)

							$(51,338)	$—	$(51,338)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2021, the aggregate market value of these securities amounted to $1,892,057 or 2.6% of net assets.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,112,869 and gross unrealized depreciation of investments was $(265,287), resulting in net unrealized appreciation of $6,847,582.

As of August 31, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 19.0% and 6.5%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

AB Municipal Income Fund II

AB New Jersey Portfolio

August 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$74,412,030	$—	$74,412,030
Short-Term Investments	676,164	—	—	676,164

Total Investments in Securities	676,164	74,412,030	—	75,088,194
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	641,529	—	641,529
Centrally Cleared Interest Rate Swaps	—	285,459	—	285,459
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(8,403)	—	(8,403)
Centrally Cleared Interest Rate Swaps	—	(72,901)	—	(72,901)
Interest Rate Swaps	—	(51,338)	—	(51,338)

Total	$676,164	$75,206,376	$—	$75,882,540

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2021 is as follows:

Portfolio	Market Value 05/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,548	$1,458	$2,330	$676	$0	*

*	Amount less than $500.